Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2022
Revenue Recognition [Abstract]
Schedule of disaggregated revenue by geographical areas
	Six Months Ended June 30,
	2022	2021
	(Unaudited)
EMEA	$42,616	$39,355
America	63,406	57,356
APAC	18,936	15,740
Total	$124,958	$112,451

Schedule of accounts receivable, contract assets, and contract liabilities from contracts with customers
	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Contract liabilities, current	121,645	122,983
Contract liabilities, non-current	$35,476	$36,426